Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 6 months ended Jun. 30, 2020 - USD ($) $ in Thousands	Total	Interest Rate Hedge	Cash Flow Hedge	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Interest Rate Hedge	Accumulated Other Comprehensive Income Cash Flow Hedge	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2019	53,622,206			53,622,206
Beginning balance at Dec. 31, 2019	$ 1,618,055			$ 4,635	$ 577,961	$ 1,052	$ (75,819)			$ 1,110,226
Comprehensive income:
Net income	139,456									139,456
Currency translation adjustment	(11,828)						(11,828)
Currency impact of long term funding (net of tax)	(1,002)						(1,002)
Transfer to realized capital gain	(232)						(232)
Amortization of interest rate hedge	(482)						(482)
Fair value of cash flow hedge (net of tax)		$ (760)	$ 383					$ (760)	$ 383
Total comprehensive income	125,535						(13,921)			139,456
Exercise of share options (in shares)				40,199
Exercise of share options	1,448			$ 3	1,445
Issue of restricted share units (in shares)				201,880
Issue of restricted share units	13			$ 13
Non-cash stock compensation expense	13,100				13,100
Share issuance costs	(6)				(6)
Share repurchase program (in shares)				(1,235,218)
Share repurchase program	(175,000)			$ (82)		82				(175,000)
Share repurchase costs	(140)									(140)
Noncontrolling interest adjustment to redemption amount	$ (4,522)									(4,522)
Ending balance (in shares) at Jun. 30, 2020	52,629,067			52,629,067
Ending balance at Jun. 30, 2020	$ 1,578,483			$ 4,569	$ 592,500	$ 1,134	$ (89,740)			$ 1,070,020
Beginning balance at Dec. 31, 2019	39,510										$ 39,510
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income attributable to redeemable noncontrolling interest											633
Total comprehensive income											633
Noncontrolling interest adjustment to redemption amount											4,522
Exercise of call option on noncontrolling interest shares											(44,665)
Ending balance at Jun. 30, 2020	$ 0										$ 0